Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill
Goodwill

(D.2) Goodwill

y Goodwill and Intangible Asset Impairment Testing

The annual goodwill impairment test is performed at the level of our operating segments, since there are no lower levels in SAP at which goodwill is monitored for internal management purposes.

In general, the test is performed at the same time (at the beginning of the fourth quarter) for all operating segments.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

-   Changes in business strategy

-   Internal forecasts

-   Estimation of weighted-average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

Changes in our segment structure result in the reallocation of goodwill with the reallocated goodwill being calculated based on relative values (if a direct allocation is not possible).

Goodwill

€ millions
Historical cost
1/1/2018	21,371
Foreign currency exchange differences	847
Additions from business combinations	1,620
12/31/2018	23,838
Foreign currency exchange differences	417
Additions from business combinations	5,017
Retirements/disposals	-9
12/31/2019	29,263

Accumulated amortization
1/1/2018	100
Foreign currency exchange differences	2
12/31/2018	102
Foreign currency exchange differences	-1
12/31/2019	101

Carrying amount
12/31/2018	23,736
12/31/2019	29,162

For more information about our segments and the changes in 2019, see Note (C.1).

For impairment testing purposes, the carrying amount of goodwill is allocated to the operating segments expected to benefit from goodwill as follows:

Goodwill by Operating Segment

€ millions	Applications,	Intelligent Spend	Qualtrics (Formerly	Other	Total
	Technology &	Group (Formerly	Customer and
	Services	SAP Business	Experience
		Network)	Management)1)
12/31/2018	13,498	6,925	3,304	9	23,736
12/31/2019	18,509	7,762	2,882	9	29,162

1) The Customer Experience segment existing at the end of 2018 was renamed to Customer and Experience Management following the addition of Qualtrics at the beginning of 2019.

Based on the expected synergies, the goodwill added through the Qualtrics acquisition (see Note (D.1) for more information) was partially allocated to the Applications, Technology & Services (€1,509 million) and the Intelligent Spend Group (€734 million) segments, with the residual amount being allocated to the Qualtrics segment.

Due to the changes in our segments in 2019, the former Customer Experience segment goodwill of €3,438 million was moved to the Applications, Technology & Services segment.

Goodwill Impairment Test

The key assumptions on which management based its cash flow projections for the period covered by the underlying business plans are as follows:

Key Assumption	Basis for Determining Values Assigned to Key Assumption
Budgeted revenue growth

Revenue growth rate achieved in the current year, adjusted for an expected increase in SAP’s addressable cloud and database markets; expected growth in the established software applications and analytics markets. Values assigned reflect our past experience and our expectations regarding an increase in the addressable markets.

Budgeted operating margin

Operating margin budgeted for a given budget period equals the operating margin achieved in the current year, increased by expected efficiency gains. Values assigned reflect past experience, except for efficiency gains.

Discount rates	Our estimated cash flow projections are discounted to present value using discount rates (after-tax rates). Discount rates are based on the weighted average cost of capital (WACC) approach.
Terminal growth rate

Our estimated cash flow projections for periods beyond the business plan were extrapolated using segment-specific terminal growth rates. These growth rates do not exceed the long-term average growth rates for the markets in which our segments operate.

Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology & Services2)		Intelligent Spend Group2)		Qualtrics3)
			(Formerly SAP Business Network)		(Formerly Customer and Experience
					Management)1)
	2019	2018	2019	2018	2019	20184)
Budgeted revenue growth (average of the budgeted period)	3.0	4.8	13.3	13.8	22.6	NA
Pre-tax discount rate	NA	11.0	NA	11.5	NA	NA
After-tax discount rate	9.1	8.6	10.4	9.0	11.1	NA
Terminal growth rate	3.0	3.0	3.0	3.0	3.0	NA
Detailed planning period (in years)	5	5	9	9	13	NA

1)	The Customer Experience segment existing at the end of 2018 was renamed to Customer and Experience Management following the addition of Qualtrics at the beginning of 2019.
2)	Testing date: October 1
3)	Testing date: December 1
4)	See below for information about the assumptions used for the former Customer Experience segment – given the segment changes, comparability to the previous year is limited.

On October 1, 2019, we performed a goodwill impairment test for the Applications, Technology & Services and Intelligent Spend Group (formerly SAP Business Network) reportable segments as well as for the part of the Customer and Experience Management segment that was moved to the Applications, Technology & Services segment in October (given the proximity of the move to the testing date, the tests coincided). At the beginning of October, we had not yet completed the synergy identification/valuation and thus tested Qualtrics at the beginning of December (after completion of the synergy identification/valuation).

Goodwill Impairment Test Performed on October 1

Applications, Technology & Services Segment and Intelligent Spend Group Segment

The recoverable amount of these segments was determined based on fair value less costs of disposal calculation (in 2018, a value-in-use calculation was performed for the Applications, Technology & Services segment). The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (target operating margins of 35.9% (Applications, Technology & Services) and 30.6% (Intelligent Spend Group) were used in the valuation).

We believe that no reasonably possible change in any of the above key assumptions would cause the carrying amount of our Applications, Technology & Services segment and Intelligent Spend Group segment to exceed the recoverable amount.

Customer and Experience Management Segment

The Customer Experience offerings that continued to belong to the Customer and Experience Management segment during the first three quarters of 2019 became part of the Applications, Technology & Services segment in October 2019 through splitting and partial integration into other company functions (for more information, see Note (C.1)). The impairment test at the time of the transfer coincided with the impairment test on October 1.

When performing the impairment test, the recoverable amount was determined based on fair value less costs of disposal calculation (in 2018, a value-in-use calculation was performed). The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 22.6 % was used in the valuation).

The following key assumptions were factored into the calculation of the recoverable amount (percent, unless otherwise stated):

–	Budgeted revenue growth: 18.6 (2018: 32.9)
–	Pre-tax discount rate: NA (2018: 11.7)
–	After-tax discount rate: 9.0 (2018: 9.4)
–	Terminal growth rate: 3.0 (2018: 3.0)

–Detailed planning period in years: 9 (2018: 5)

Given the fact that the Customer Experience part of the former Customer and Experience Management segment has still not reached a steady state, we have used a longer and more detailed planning period than one would apply in a more mature segment.

Based on these key assumptions, at the time of the transfer, the recoverable amount exceeded the carrying amount by €4,574 million (2018: €8,476 million).

The following table shows the amounts by which the key assumptions could – at the time of the impairment test – have changed individually (that is, without changing the other key assumptions) for the recoverable amount to be at least equal to the carrying amount . For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

	Customer Experience Part of the
	Customer and Experience
	Management Segment
	2019	2018
Budgeted revenue growth (change in pp)	-1.9	-8.3
After-tax discount rate (change in pp)	4.9	8.7
Pre-tax discount rate (change in pp)	NA	10.2
Target operating margin at the end of the budgeted period (change in pp)	-13	-28

Goodwill Impairment Test Performed on December 1

Applications, Technology & Services Segment and Intelligent Spend Group Segment

The goodwill impairment test on October 1 resulted in a headroom that is significantly higher than the portion of the goodwill that – at the beginning of December – was allocated to the segments respectively. Thus, there is no impairment risk resulting from the partial allocation of the Qualtrics goodwill.

Qualtrics

For more information about the Qualtrics segment, see Note (C.1).

The impairment test for the Qualtrics segment was performed on December 1 because at that time, we had finalized the initial allocation of the Qualtrics goodwill to our segments. The test already reflects the allocation of parts of the Qualtrics goodwill to the Applications, Technology & Services segment and Intelligent Spend Group segment.

The recoverable amount was determined based on fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 21.5 % was used in the valuation).

Given the fact that the Qualtrics segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer and more detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €4,071 million.

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount . For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

	Qualtrics
	2019	20185)
Budgeted revenue growth (change in pp)	-1.6	NA
After-tax discount rate (change in pp)	6.3	NA
Target operating margin at the end of the budgeted period (change in pp)	-15	NA

5)	See above for more information about the sensitivity analysis performed for the former Customer Experience segment – given the segment changes, comparability to the previous year is limited.